Capital Management and Risk Policies - Schedule of Residual Value of Assets and Liabilities, Classified by Interest Renegotiation Date or Maturity Date (Detail) - Interest rate risk - ARS ($)
$ in Thousands
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	$ 3,002,370,274	$ 2,975,360,656
Total Financial Liabilities	2,634,217,924	2,572,314,759
Net Amount	368,152,350	403,045,897
Less than 1 Month
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	1,564,252,720	1,218,248,178
Total Financial Liabilities	1,798,114,983	1,594,006,099
Net Amount	(233,862,263)	(375,757,921)
From 30 to 90
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	222,116,924	227,522,500
Total Financial Liabilities	141,984,868	187,902,631
Net Amount	80,132,056	39,619,869
From 90 to 180
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	182,093,779	207,081,498
Total Financial Liabilities	77,437,893	74,947,553
Net Amount	104,655,886	132,133,945
6 to 12 Months
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	174,281,923	301,340,191
Total Financial Liabilities	33,176,025	47,271,067
Net Amount	141,105,898	254,069,124
More than 365
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	859,624,928	1,021,168,289
Total Financial Liabilities	583,504,155	668,187,409
Net Amount	$ 276,120,773	$ 352,980,880